UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09453

        Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
	April 30, 2005

Principal			Optional Call		Market
Amount (000)	Description(1)		Provisions*	Ratings**	Value

	Education and Civic Organizations - 7.2% (4.8% of Total Investments)

$1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,		9/11 at 100.00	Aaa	$ 1,195,805
	Kettering University, Series 2001, 5.000%, 9/01/26 - AMBAC Insured

1,010	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/20 - MBIA		10/13 at 100.00	AAA	1,090,356
	Insured

	Healthcare - 16.3% (10.8% of Total Investments)

1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.250%,		7/11 at 101.00	AA	1,056,710
	1/15/21

700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series		1/06 at 102.00	Ba3	707,147
	1995, 6.625%, 1/01/16

500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health		5/06 at 102.00	A1	510,050
	System, Series 1995A, 5.250%, 11/15/20

750	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated		11/11 at 101.00	A+	792,892
	Group, Series 2001, 5.625%, 11/15/31

200	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A,		5/15 at 100.00	Baa1	202,596
	5.000%, 5/15/26 (WI, settling 5/04/05)

1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,		11/11 at 100.00	AAA	1,892,412
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

	Housing/Multifamily - 5.6% (3.7% of Total Investments)

1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing		8/12 at 102.00	Aaa	1,777,928
	Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative Minimum Tax)

	Housing/Single Family - 4.1% (2.7% of Total Investments)

1,250	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001, 5.300%,		1/11 at 100.00	AAA	1,295,125
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Industrials - 1.5% (1.0% of Total Investments)

500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series 2001,		No Opt. Call	BBB+	485,690
	4.250%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 4/01/14)

	Long-Term Care - 1.0% (0.8% of Total Investments)

335	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan		5/15 at 100.00	N/R	327,824
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Materials - 1.6% (1.1% of Total Investments)

500	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,		11/14 at 100.00	BBB	506,550
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 43.6% (29.0% of Total Investments)

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,		5/13 at 100.00	AAA	1,106,380
	5.375%, 5/01/24 - FGIC Insured

1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site		5/12 at 100.00	AAA	1,102,410
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 - FSA Insured

500	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B,		11/14 at 100.00	AAA	545,620
	5.000%, 5/01/16 - AMBAC Insured

1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series		5/11 at 100.00	AA	1,035,360
	2001, 5.000%, 5/01/26

2,200	Huron School District, Wayne and Monroe Counties, Michigan, General Obligation Bonds, Series 2001,		5/11 at 100.00	AAA	2,372,238
	5.375%, 5/01/26 - FSA Insured

1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds,		11/11 at 100.00	AA	1,556,880
	Series 2001, 5.000%, 5/01/27

500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site		5/14 at 100.00	AAA	532,865
	Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured

1,050	Lawton Community Schools, Van Buren County, Michigan, General Obligation Bonds, Series 2001,		11/11 at 100.00	AA	1,158,391
	5.500%, 5/01/21

1,000	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation Bonds,		11/11 at 100.00	AA	1,111,900
	Series 2001, 5.500%, 5/01/17

500	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001, 5.150%,		11/10 at 100.00	AAA	535,815
	11/01/22 - FGIC Insured

	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 - MBIA Insured		5/09 at 100.50	AAA	530,790
800	5.000%, 5/01/20 - MBIA Insured		5/09 at 100.50	AAA	845,200

1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series 2001,		5/11 at 100.00	AA	1,378,767
	5.000%, 5/01/21

	Tax Obligation/Limited - 27.0% (17.9% of Total Investments)

1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,		10/11 at 100.00	AAA	1,154,956
	Series 2001, 5.125%, 10/01/26 - MBIA Insured

1,205	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001I,		10/11 at 100.00	AA-	1,269,492
	5.000%, 10/15/24

2,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 - FSA Insured		11/11 at 100.00	AAA	2,107,820

1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2 Revenue		7/11 at 100.00	AAA	1,194,114
	Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

915	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,		No Opt. Call	BBB+	1,107,864
	8/01/26

1,650	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit		12/11 at 101.00	AAA	1,717,865
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 - MBIA Insured

	U.S. Guaranteed *** - 15.0% (10.0% of Total Investments)

515	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33		7/11 at 100.00	AAA	569,281
	(Pre-refunded to 7/01/11) - FGIC Insured

1,000	Durand Area Schools, Shiawasee County, Michigan, General Obligation Bonds, Series 1997, 5.375%,		5/07 at 100.00	AAA	1,047,780
	5/01/23 (Pre-refunded to 5/01/07) - FGIC Insured

1,000	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,		10/10 at 101.00	AAA	1,141,920
	5.875%, 10/01/17 (Pre-refunded to 10/01/10)

235	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.125%, 7/01/31		7/11 at 100.00	Aaa	259,522
	(Pre-refunded to 7/01/11)

500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,		10/10 at 101.00	AAA	545,665
	10/01/40

85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,		No Opt. Call	BBB+***	105,745
	8/01/26

1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan General Obligation		11/11 at 100.00	AA***	1,103,230
	Bonds, Series 2001II, 5.500%, 5/01/22 (Pre-refunded to 11/01/11)

	Utilities - 15.3% (10.2% of Total Investments)

1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series		7/13 at 100.00	AAA	1,200,063
	2003A, 5.000%, 7/01/21 - FSA Insured

1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,		1/12 at 100.00	AAA	1,334,306
	1/01/24 - AMBAC Insured

2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding		9/11 at 100.00	A3	2,333,879
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
	Minimum Tax)

	Water and Sewer - 12.0% (8.0% of Total Investments)

1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,		No Opt. Call	AAA	1,180,050
	7/01/29 - FGIC Insured

1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A,		7/13 at 100.00	AAA	1,081,020
	5.000%, 7/01/17 - FSA Insured

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
1,000	5.000%, 7/01/30 - FGIC Insured		7/11 at 100.00	AAA	1,035,070
485	5.250%, 7/01/33 - FGIC Insured		7/11 at 100.00	AAA	519,207

$44,650	Total Long-Term Investments (cost $44,925,394) - 150.2%				47,662,550

	Other Assets Less Liabilities - 0.2%				78,945

	Preferred Shares, at Liquidation Value - (50.4)%				(16,000,000)

	Net Assets Applicable to Common Shares - 100%				$31,741,495

	Forward Swap Contracts outstanding at April 30, 2005:
					Unrealized
		Notional	Effective	Termination	Appreciation
		Amount	Date(2)	Date	(Depreciation)

	Agreement with JPMorgan dated January 11, 2005, to pay
	semi-annually the notional amount multiplied by 5.235% (annualized)
	and receive quarterly the notional amount multiplied by the
	three-month USD-LIBOR (United States Dollar-London
	Inter-Bank Offered Rates).	$1,500,000	8/17/05	8/17/25	$(49,417)

	Agreement with Morgan Stanley dated January 31, 2005, to pay semi-
	annually the notional amount multiplied by 5.058% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	1,500,000	8/16/05	8/16/35	(6,861)

					$(56,278)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At April 30, 2005, the cost of investments was $44,922,876.

	Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation				$2,763,493
	Depreciation				(23,819)

	Net unrealized appreciation of investments				$2,739,674

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.